Discontinued Operations (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Revenue		$ 2,479	$ 9,883	$ 9,541
Cost of revenue		2,845	10,515	10,567
Gross (loss)		(366)	(632)	(1,026)
Operating expenses		224	1,668	3,155
Loss from discontinued operations		(590)	(2,300)	(4,181)
Non-cash expenses		$ 61	$ 452	$ 2,223